SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 25,081,598	$ 28,824,998
Total	12,841,935	10,992,275
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	3,105,591	3,792,429
Trade debtors	1,223,994
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	7,730,898	6,334,219
Trade debtors	$ 781,452	$ 865,627